UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     Kenneth Roberts     Spokane, WA     May 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $166,875 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     7318   130105 SH       Sole                    96840        0    33265
AT&T INC                       COM              00206r102     1038    41175 SH       Sole                    30785        0    10390
AUTOMATIC DATA PROCESSING IN   COM              053015103     1313    37346 SH       Sole                    27577        0     9769
AVERY DENNISON CORP            COM              053611109     5848   261786 SH       Sole                   195756        0    66030
CHEVRON CORP NEW               COM              166764100     3304    49141 SH       Sole                    36501        0    12640
CISCO SYS INC                  COM              17275r102     7784   464138 SH       Sole                   342463        0   121675
CIT GROUP INC                  COM              125581108     1080   379089 SH       Sole                   283034        0    96055
COMCAST CORP NEW               CL A SPL         20030n200     3675   285565 SH       Sole                   214350        0    71215
CONOCOPHILLIPS                 COM              20825c104      386     9852 SH       Sole                     8906        0      946
COSTCO WHSL CORP NEW           COM              22160k105     4738   102295 SH       Sole                    76710        0    25585
CVS CAREMARK CORPORATION       COM              126650100     7692   279821 SH       Sole                   208786        0    71035
EMERSON ELEC CO                COM              291011104     4365   152731 SH       Sole                   116086        0    36645
ENSCO INTL INC                 COM              26874q100     1211    45889 SH       Sole                    32314        0    13575
EXPRESS SCRIPTS INC            COM              302182100     6917   149815 SH       Sole                   110810        0    39005
EXXON MOBIL CORP               COM              30231g102      296     4342 SH       Sole                     4342        0        0
GENERAL ELECTRIC CO            COM              369604103     5199   514236 SH       Sole                   386199        0   128037
HEWLETT PACKARD CO             COM              428236103     4883   152323 SH       Sole                   112365        0    39958
ISHARES TR                     DJ SEL DIV INX   464287168      205     6550 SH       Sole                     6150        0      400
ISHARES TR                     IBOXX INV CPBD   464287242      327     3475 SH       Sole                     2175        0     1300
JABIL CIRCUIT INC              COM              466313103     2461   442690 SH       Sole                   329865        0   112825
KEY TRONICS CORP               COM              493144109      118   125280 SH       Sole                   102780        0    22500
MARATHON OIL CORP              COM              565849106     5501   209235 SH       Sole                   156585        0    52650
MEDTRONIC INC                  COM              585055106     3763   127692 SH       Sole                    95317        0    32375
MICRON TECHNOLOGY INC          COM              595112103     3856   949632 SH       Sole                   732732        0   216900
MICROSOFT CORP                 COM              594918104     9306   506568 SH       Sole                   378582        0   127986
NABORS INDUSTRIES LTD          SHS              G6359F103     2495   249775 SH       Sole                   187300        0    62475
NORDSTROM INC                  COM              655664100     3252   194176 SH       Sole                   145801        0    48375
ORACLE CORP                    COM              68389x105    10582   585587 SH       Sole                   437267        0   148320
PEABODY ENERGY CORP            COM              704549104     4067   162420 SH       Sole                   122200        0    40220
PEPSICO INC                    COM              713448108     7444   144607 SH       Sole                   106272        0    38335
SCHLUMBERGER LTD               COM              806857108     4994   122940 SH       Sole                    91135        0    31805
SEMITOOL INC                   COM              816909105      376   135200 SH       Sole                   105250        0    29950
SPDR TR                        UNIT SER 1       78462f103     1575    19805 SH       Sole                    13165        0     6640
STARBUCKS CORP                 COM              855244109     7389   665049 SH       Sole                   486800        0   178249
STRYKER CORP                   COM              863667101     5654   166087 SH       Sole                   123322        0    42765
TIDEWATER INC                  COM              886423102     2786    75040 SH       Sole                    56675        0    18365
TIME WARNER CABLE INC          COM              88732j207     1180    47583 SH       Sole                    36497        0    11086
TIME WARNER INC                COM              887317105     3665   189903 SH       Sole                   145659        0    44244
UNION PAC CORP                 COM              907818108     5303   128992 SH       Sole                    95502        0    33490
VALERO ENERGY CORP NEW         COM              91913y100     6500   363125 SH       Sole                   268505        0    94620
VEECO INSTRS INC DEL           COM              922417100     2454   367932 SH       Sole                   283107        0    84825
WASHINGTON FED INC             COM              938824109      154    11577 SH       Sole                     9163        0     2414
WEATHERFORD INTERNATIONAL LT   REG              h27013103     4047   365561 SH       Sole                   272386        0    93175
WESTERN ASST MNG MUN FD INC    COM              95766m105      374    37008 SH       Sole                    35000        0     2008